Acquisition of Zhonglian (Details)		6 Months Ended
	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Acquisition of Zhonglian [Line items]
Remaining balance payable		¥ 17,350,000			$ 2,481,017
Estimated useful life of customer relationships		7 years 3 months	7 years 3 months
Operations and comprehensive loss		¥ (5,188,246)	$ (741,908)	¥ (1,008,750)
Revenues		205,975,174	29,454,058	146,371,285
Net loss		554,515	$ 79,296	¥ (644,605)
Zhonglian [Member]
Acquisition of Zhonglian [Line items]
Revenues		47,900,000
Net loss		1,700,000
Zhonglian Jinan Insurance Brokers Co., Ltd. [Member]
Acquisition of Zhonglian [Line items]
Cash consideration	¥ 25,500,000
Cash consideration remaining balance		8,150,000
October 2026 [Member]
Acquisition of Zhonglian [Line items]
Remaining balance payable		17,350,000
Maximum [Member] | Zhonglian [Member]
Acquisition of Zhonglian [Line items]
Operations and comprehensive loss		46,900,000
Minimum [Member] | Zhonglian [Member]
Acquisition of Zhonglian [Line items]
Operations and comprehensive loss		¥ 12,100,000
Zhonglian [Member]
Acquisition of Zhonglian [Line items]
Equity interest closed acquisition percentage	51.00%